Trade and Miscellaneous Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2017
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Trade and Miscellaneous Receivables and Other Current Assets

NOTE 13—TRADE AND MISCELLANEOUS RECEIVABLES AND OTHER CURRENT ASSETS

Trade and miscellaneous receivables and other current assets increased by 467 million euros compared to December 31, 2016 and were broken down as follows:

	As of December 31,
	2017		2016
		Of which IAS 39 Financial Instruments		Of which IAS 39 Financial Instruments
	(millions of euros)
Amounts due on construction contracts	34		33

Trade receivables:
Receivables from customers	2,528	2,528	3,110	3,110
Receivables from other telecommunications operators	972	972	815	815

	3,500	3,500	3,925	3,925

Miscellaneous receivables and other current assets:
Other receivables	645	154	784	166
Trade and miscellaneous prepaid expenses	780		684

	1,425	154	1,468	166

Total	4,959	3,654	5,426	4,091

Further details on Financial Instruments are provided in the Note “Supplementary disclosure on financial instruments”.

The aging of financial instruments included in “Trade and miscellaneous receivables and other current assets” at December 31, 2017 and December 31, 2016 was as follows:

				Overdue:
	As of December 31, 2017	Total Current	Total overdue	0-90 days	91-180 days	181-365 days	More than 365 days
	(millions of euros)
Trade and miscellaneous receivables and other current assets	3,654	2,781	873	300	178	188	207

				Overdue:
	As of December 31, 2016	Total Current	Total overdue	0-90 days	91-180 days	181-365 days	More than 365 days
	(millions of euros)
Trade and miscellaneous receivables and other current assets	4,091	3,109	982	373	162	186	261

Current receivables declined by 328 million euros compared to December 31, 2016; the decrease was essentially attributable to TIM S.p.A. and the Brazil Business Unit. For the Parent, the decline amounted to 122 million euros and was mainly driven by higher disposals without recourse during the year. For the Brazil Business Unit, the decline amounted to 180 million euros and included a negative exchange difference of approximately 83 million euros.

Overdue receivables decreased by 109 million euros compared to December 31, 2016. Specifically, the Brazil Business Unit reported a drop of 30 million euros, but this included a negative exchange difference of around 13 million euros, without which there would have been a reduction of around 17 million euros. The drop in overdue receivables was also driven by Olivetti S.p.A. in the “0-90 days” bracket and by TIM S.p.A. in the “More than 365 days” bracket.

The sharp drop in the “More than 365 days” bracket for TIM S.p.A. (-53 million euros) was positively driven by settlement agreements reached with other TLC operators and with the Italian Public Administration, as well as by the improvement in collections from Top customers.

Trade receivables amounted to 3,500 million euros compared to 3,925 million euros at December 31, 2016 and are stated net of the provision for bad debts of 597 million euros compared to 648 million euros at December 31, 2016. They included 43 million euros (82 million euros at December 31, 2016) of medium/long-term receivables, principally in respect of agreements for the sale of Indefeasible Rights of Use (IRU).

Trade receivables mainly related to 2,425 million euros in trade receivables for TIM S.p.A. and 646 million euros for the Brazil Business Unit.

Movements in the provision for bad debts were as follows:

	2017	2016
	(millions of euros)
At January 1	648	614
Provision charges to the income statement	242	233
Utilization and decreases	(278)	(220)
Exchange differences and other changes	(15)	21

At December 31	597	648

The amount of the provision consisted of:

•	211 million euros (279 million euros at December 31, 2016) of specific write-downs made by identifying the individual credit positions that carry particular elements of risk;

•	386 million euros (369 million euros at December 31, 2016) of write-downs calculated using estimated average rates for uncollectable charges for the relevant customer segment.

Other receivables amounted to 645 million euros (784 million euros at December 31, 2016) and were net of a provision for bad debts of 54 million euros (72 million euros at December 31, 2016). Details are as follows:

	As of December 31,
	2017	2016
	(millions of euros)
Advances to suppliers	69	41
Receivables from employees	12	26
Tax receivables	135	228
Receivables for grants from the government and public entities	207	242
Sundry receivables	222	247

Total	645	784

Tax receivables included, inter alia, 111 million euros relating to the Brazil Business Unit, primarily in connection with reference to local indirect taxes, and 23 million euros relating to the Domestic Business Unit, partly represented by tax returns credits, other taxes credits, credits for taxes and accessory charges unduly collected by tax authorities and currently subject to litigation, and also the VAT receivable on the purchase of cars and related accessories for which refunds were requested under Italian Decree Law 258/2006, converted with amendments by Italian Law 278/2006.

Receivables for grants from the Italian government and public entities (207 million euros) mainly relate to Ultra-Broadband-UBB and Broadband-BB projects. The grants are recognized in the income statement when the related plants become ready for use upon satisfaction of specific requirements for each band.

Sundry receivables mainly included:

•	receivables from factoring companies, for disposals with recourse totaling 60 million euros;

•	receivables from social security and assistance agencies due to TIM S.p.A. of 24 million euros;

•	miscellaneous receivables due to TIM S.p.A. from other licensed TLC operators (45 million euros).

Trade and miscellaneous prepaid expenses mainly related to the Parent, and specifically included 513 million euros (427 million of euro on December 31, 2016) for the deferral of costs attributable to the activation and acquisition of new contracts with customers, 30 million euros for building leases (32 million of euro on December 31, 2016), 142 million euros for rent and maintenance payments (75 million of euro on December 31, 2016), and 7 million euros for insurance premiums (27 million of euro on December 31, 2016).